Subsequent events (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of Shares and Share Equivalents Outstanding

Further, immediately prior to the Merger, the shares and share equivalents outstanding are summarized as follows:

	Common Stock	Preferred Stock (all classes)	Stock Options	Warrants
Shares outstanding - post split	386	3,075	279	-
Shares issued upon note conversion (a)	534,850
common shares issued to advisors (c)	376,256
penny warrants issued (b)				6,008,589
Stock options issued under 2025 plan			2,762,901
	911,492	3,075	2,763,180	6,008,589

a.	All convertible notes plus accrued interest outstanding at the Merger date were converted into 534,850 shares of common stock
b.	Warrants to purchase 6,008,589 shares of common stock at $0.01 per share were issued to investors. The Company received $6,008 from the exercise of such warrants at the Merger date.
c.	Issued 376,256 common shares to consultants, advisors and for terminating a share subscription agreement.
a.	The first put/call option agreement between the Company, ReShape Lifesciences, Inc, renamed as Vyome Holdings, Inc. (“VHI’). Through this agreement, 1,322,081 shares of common stock held by Indian stockholders of the Company are entitled to be exchanged for 825,448 shares of VHI common stock pursuant to the put/call exercise in the future as per the terms of the agreements.

b.	The second put/call option agreement is between the Company’s Indian subsidiary, VHI, and investors in the bridge investments that came in the form of Compulsory Convertible Debentures that were converted to 86 shares in the Indian subsidiary at the Merger closing. Those shares are entitled to be exchanged for 800,361 shares of common stock of VHI pursuant to the put/call exercise in the future as per the terms of the agreements.

c.	The third put/call option agreement is between the Company’s Indian subsidiary, VHI, and investors for the concurrent (concurrent to Merger closing) financing for subscription of 999 shares in the Indian subsidiary. Those shares are entitled to be exchanged for 89,671 shares of common stock of VHI pursuant to the put/call exercise in the future as per terms of this agreements.